Note 16 - Discontinued Operations (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Schedule of non-current assets held for sale and discontinued operations [text block]
	As at	As at
	Sept. 30, 2020	March 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$1,774	$898
Current trade and other receivables	589	4,978
Income taxes recoverable	12	12
Other current assets	69	1,140
	2,444	7,028
Non-current assets
Property and equipment	-	38
Intangible assets	8	545
ASSETS CLASSIFIED AS HELD FOR SALE	$2,452	$7,611

Liabilities
Current liabilities
Trade and other payables	$2,362	$4,823
Deferred revenue	83	83
LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	$2,445	$4,906